AB Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 50.8%
Information Technology – 13.1%
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	35,274	$5,835,025

IT Services – 2.5%
Genpact Ltd.	135,218	6,184,872
PayPal Holdings, Inc.(a)	33,450	8,697,669
Visa, Inc. - Class A	87,097	19,797,148

		34,679,689

Semiconductors & Semiconductor Equipment – 2.8%
NVIDIA Corp.	12,186	7,918,219
NXP Semiconductors NV	41,022	8,672,871
QUALCOMM, Inc.	74,342	10,001,973
Texas Instruments, Inc.	39,527	7,503,015
Xilinx, Inc.	34,040	4,323,080

		38,419,158

Software – 5.0%
Adobe, Inc.(a)	10,865	5,482,262
Citrix Systems, Inc.	37,521	4,313,414
Microsoft Corp.	187,368	46,782,042
NortonLifeLock, Inc.	191,651	5,301,067
Oracle Corp.	105,913	8,339,589

		70,218,374

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	208,655	26,000,500
Western Digital Corp.(a)	92,243	6,939,441

		32,939,941

		182,092,187

Consumer Discretionary – 7.4%
Auto Components – 0.6%
Magna International, Inc. - Class A (United States)	87,661	8,817,820

Automobiles – 0.3%
Stellantis NV(b)	249,945	4,891,424

Distributors – 0.4%
LKQ Corp.(a)	103,674	5,283,227

Diversified Consumer Services – 0.2%
Chegg, Inc.(a)	31,480	2,421,127

Internet & Direct Marketing Retail – 2.3%
Amazon.com, Inc.(a)	8,010	25,816,790
eBay, Inc.	82,591	5,028,140
Etsy, Inc.(a)	10,523	1,733,454

		32,578,384

Specialty Retail – 2.4%
AutoZone, Inc.(a)	6,425	9,037,405
Home Depot, Inc. (The)	50,881	16,226,460

Company	Shares	U.S. $ Value
TJX Cos., Inc. (The)	110,076	$7,434,533

		32,698,398

Textiles, Apparel & Luxury Goods – 1.2%
Deckers Outdoor Corp.(a)	18,123	6,079,179
NIKE, Inc. - Class B	75,503	10,303,139

		16,382,318

		103,072,698

Health Care – 6.7%
Biotechnology – 0.8%
Regeneron Pharmaceuticals, Inc.(a)	7,169	3,601,920
Vertex Pharmaceuticals, Inc.(a)	33,476	6,984,098

		10,586,018

Health Care Equipment & Supplies – 1.9%
Edwards Lifesciences Corp.(a)	75,693	7,258,959
Medtronic PLC	109,224	13,826,666
Zimmer Biomet Holdings, Inc.	32,772	5,516,511

		26,602,136

Health Care Providers & Services – 2.2%
Anthem, Inc.	22,369	8,907,783
UnitedHealth Group, Inc.	53,100	21,872,952

		30,780,735

Pharmaceuticals – 1.8%
Johnson & Johnson	32,424	5,487,762
Roche Holding AG (Sponsored ADR)	269,618	11,798,484
Zoetis, Inc.	44,705	7,898,479

		25,184,725

		93,153,614

Communication Services – 6.6%
Diversified Telecommunication Services – 1.0%
Comcast Corp. - Class A	247,549	14,194,460

Entertainment – 0.5%
Electronic Arts, Inc.	47,714	6,819,762

Interactive Media & Services – 4.4%
Alphabet, Inc. - Class C(a)	15,469	37,304,422
Facebook, Inc. - Class A(a)	73,992	24,323,390

		61,627,812

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.(a)	62,925	8,900,741

		91,542,775

Financials – 5.3%
Banks – 3.1%
Bank of America Corp.	379,197	16,074,161
Citigroup, Inc.	115,852	9,118,711
PNC Financial Services Group, Inc. (The)	31,770	6,184,984

Company	Shares	U.S. $ Value
Wells Fargo & Co.	267,610	$12,502,739

		43,880,595

Capital Markets – 1.8%
CME Group, Inc. - Class A	25,789	5,641,602
Goldman Sachs Group, Inc. (The)	39,526	14,704,462
LPL Financial Holdings, Inc.	28,274	4,181,159

		24,527,223

Insurance – 0.4%
Progressive Corp. (The)	54,283	5,378,360

		73,786,178

Industrials – 5.2%
Aerospace & Defense – 0.6%
L3Harris Technologies, Inc.	38,435	8,381,136

Airlines – 0.4%
Southwest Airlines Co.(a)	88,684	5,450,519

Construction & Engineering – 0.5%
AECOM(a)	111,739	7,264,152

Electrical Equipment – 1.0%
Eaton Corp. PLC	60,493	8,786,608
Regal Beloit Corp.	39,728	5,650,514

		14,437,122

Industrial Conglomerates – 0.3%
Honeywell International, Inc.	17,808	4,112,045

Professional Services – 0.8%
Booz Allen Hamilton Holding Corp.	39,768	3,377,496
Robert Half International, Inc.	85,858	7,623,332

		11,000,828

Road & Rail – 1.2%
CSX Corp.	105,140	10,526,617
Knight-Swift Transportation Holdings, Inc.	136,158	6,498,821

		17,025,438

Trading Companies & Distributors – 0.4%
United Rentals, Inc.(a)	15,273	5,100,571

		72,771,811

Consumer Staples – 2.1%
Food & Staples Retailing – 1.0%
Costco Wholesale Corp.	11,226	4,246,459
Walmart, Inc.	71,165	10,107,565

		14,354,024

Household Products – 1.1%
Procter & Gamble Co. (The)	114,770	15,476,735

		29,830,759

Company	Shares	U.S. $ Value

Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Campus Communities, Inc.	87,095	$4,107,400
American Tower Corp.	17,275	4,413,072
Mid-America Apartment Communities, Inc.	46,556	7,481,549
Prologis, Inc.	39,779	4,687,557

		20,689,578

Utilities – 1.2%
Electric Utilities – 1.2%
American Electric Power Co., Inc.	90,566	7,788,676
NextEra Energy, Inc.	121,911	8,926,323

		16,714,999

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp.	67,069	6,961,092
EOG Resources, Inc.	84,686	6,803,673

		13,764,765

Materials – 0.7%
Chemicals – 0.7%
Linde PLC	12,558	3,774,935
LyondellBasell Industries NV - Class A	47,841	5,387,853

		9,162,788

Total Common Stocks (cost $436,691,374)		706,582,152

INVESTMENT COMPANIES – 49.0%
Funds and Investment Trusts – 49.0%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,702,545	41,916,474
AB Trust - AB Discovery Value Fund - Class Z	1,838,753	48,635,022
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	6,537,875	88,784,345
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	30,883,751	429,901,809
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	2,126,837	32,817,096
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,078,086	38,466,098

Total Investment Companies (cost $577,429,520)		680,520,844

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $2,497,315)	2,497,315	2,497,315

	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $1,016,618,209)		$1,389,600,311

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $97,640)	97,640	97,640

Total Investments – 100.0% (cost $1,016,715,849)(f)		1,389,697,951
Other assets less liabilities – 0.0%		(627,853)

Net Assets – 100.0%		$1,389,070,098

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of May 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $375,559,511 and gross unrealized depreciation of investments was $(2,577,409), resulting in net unrealized appreciation of $372,982,102.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

May 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$706,582,152	$—	$—	$706,582,152
Investment Companies	680,520,844	—	—	680,520,844
Short-Term Investments	2,497,315	—	—	2,497,315
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	97,640	—	—	97,640

Total Investments in Securities	1,389,697,951	—	—	1,389,697,951
Other Financial Instruments(b)	—	—	—	—

Total	$1,389,697,951	$—	$—	$1,389,697,951

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended May 31, 2021 is as follows:

									Distributions
Affiliated Issuer	Market Value 08/31/2020 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 05/31/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB Discovery Growth Fund, Inc.	$35,906	$7,422		$4,640		$1,301	$1,927	$41,916	$135		$5,021
AB Trust - AB Discovery Value Fund Inc.	28,050	5,587		4,441		(396)	19,835	48,635	332		0
Bernstein Fund, Inc. - International Small Cap Portfolio	73,856	938		6,250		(206)	20,446	88,784	938		0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	243,778	146,584	†	22,079		1,318	60,301	429,902	3,381		0
Bernstein Fund, Inc. - Small Cap Core Portfolio	34,552	153		12,355		(602)	11,069	32,817	153		0
Government Money Market Portfolio	2,995	104,377		104,875		0	0	2,497	1		0
Government Money Market Portfolio*	0	14,899		14,801		0	0	98	0	**	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	33,805	765		5,670		432	9,134	38,466	765		0
Sanford C. Bernstein Fund, Inc. - International Portfolio	137,262	842		142,032	†	(77)	4,005	0	842		0
Total	$590,204	$281,567		$317,143		$1,770	$126,717	$683,115	$6,547		$5,021

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.
†	Includes $140,239,507 of purchases / sales resulting from the merger of the International Portfolio into the International Strategic Equities Portfolio, which took place on December 4, 2020.